CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Comprehensive Income (Loss)	Common Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Beginning balance at Dec. 31, 2008		$ 4	$ 110,339	$ 10,512	$ 120,855
Beginning balance, shares at Dec. 31, 2008		4,234,622
Net income (loss)	6,859	0	0	6,859	6,859
Common shares issued, shares		2,008,230
Common shares issued	0	2	16,242	0	16,244
Stock compensation expense	0	0	494	0	494
Restricted shares issued, shares		255,000
Restricted shares issued	0	0	0	0	0
Stock issued upon exercise of options	0	0	0	0	0
Comprehensive income	6,859
Ending balance at Dec. 31, 2009		6	127,075	17,371	144,452
Ending balance, shares at Dec. 31, 2009		6,497,852
Net income (loss)	(21,821)	0	0	(21,821)	(21,821)
Stock compensation expense	0	0	559	0	559
Restricted shares forfeited, shares		(10,000)
Restricted shares forfeited	0	0	0	0	0
Comprehensive income	(21,821)
Ending balance at Dec. 31, 2010		6	127,634	(4,450)	123,190
Ending balance, shares at Dec. 31, 2010		6,487,852
Net income (loss)	(88,196)	0	0	(88,196)	(88,196)
Stock compensation expense	0	0	122	0	122
Restricted shares forfeited, shares		(14,000)
Restricted shares forfeited	0	0	0	0	0
Exercise of warrants, shares		1,773
Exercise of warrants	0	0	3	0	3
Comprehensive income	(88,196)
Ending balance at Dec. 31, 2011		$ 6	$ 127,759	$ (92,646)	$ 35,119
Ending balance, shares at Dec. 31, 2011		6,475,625